Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	UNIVERSAL HOSPITAL SERVICES INC
Entity Central Index Key	0000886171
Document Type	S-4
Document Period End Date	Jun. 30, 2011
Amendment Flag	true
Amendment Description	Universal Hospital Services, Inc. is filing this Post-Effective Amendment No. 1 (the "Post-Effective Amendment") to its Registration Statement on Form S-4 (File No. 333-176504), filed with the Securities and Exchange Commission on August 25, 2011 and declared effective on September 12, 2011 (the "Original Registration Statement"), for the sole purpose of submitting XBRL-related exhibits. Except for the matters described above, this Post-Effective Amendment does not modify or update disclosures in, or exhibits to, the Original Registration Statement. Furthermore, this amendment does not change any previously reported financial results, nor does it reflect events occurring after the date of the Original Registration Statement.
Entity Filer Category	Non-accelerated Filer